Income taxes - Deferred tax assets and liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income Tax Disclosure [Line Items]
Valuation allowances	$ 546,770	$ 367,962	$ 173,259	$ 133,856
Change in deferred tax assets valuation allowance	178,808	$ 194,703
Deferred Tax Liabilities, Undistributed Foreign Earnings	12,893
ProQuest
Income Tax Disclosure [Line Items]
Deferred Tax Liabilities, Undistributed Foreign Earnings	7,461
Internal Revenue Service (IRS)
Income Tax Disclosure [Line Items]
Operating loss carryforwards	983,033
Her Majesty's Revenue and Customs (HMRC)
Income Tax Disclosure [Line Items]
Operating loss carryforwards	508,669
National Tax Agency, Japan
Income Tax Disclosure [Line Items]
Operating loss carryforwards	58,398
All Other Foreign Jurisdictions
Income Tax Disclosure [Line Items]
Operating loss carryforwards	92,394
U.S. State
Income Tax Disclosure [Line Items]
Operating loss carryforwards	$ 625,713